SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2021
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
2. SIGNIFICANT ACCOUNTING POLICIES
A summary of the Company’s significant accounting policies is identified in note 2 of the Company’s annual financial statements for the year ended December 31, 2020 included in the Company’s Annual Report on Form 20-F, with the exception of certain changes noted below.
Recently Adopted Accounting Standards
Financial Accounting Standards Board (“FASB”) ASU No. 2016-13, “Measurement of Credit Losses on Financial Instruments” (“ASU 2016-13” or “Topic 326”). Effective January 1, 2020, the Company adopted ASU 2016-13 using a modified-retrospective approach. The standard changes the way entities recognize impairment of many financial assets by requiring immediate recognition of estimated credit losses expected to occur over their remaining life. Adoption of the standard did not have a material impact on the Company’s consolidated financial statements.
Recent Accounting Pronouncements
In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (ASC 848) which provides relief for companies preparing for discontinuation of interest rates such as LIBOR. A contract modification is eligible to apply the optional relief to account for the modifications as a continuation of the existing contracts without additional analysis and consider embedded features to be clearly and closely related to the host contract without reassessment, if all of the following criteria are met: (i) contract references a rate that will be discontinued; (ii) modified terms directly replace (or have potential to replace) this reference rate; and (iii) changes to any other terms that change (or have potential to change) amount and timing of cash flows must be related to replacement of the reference rate. Relief provided by this ASU is optional and expires December 31, 2022.

In January 2021, the FASB issued ASU 2021-01, Reference Rate Reform (ASC 848) to refine the scope of ASC 848 and to clarify some of its guidance. The Company has determined that its primary exposure to LIBOR is in relation to its floating rate borrowing facilities to which it is a party. We expect to take advantage of the expedients and exceptions for applying GAAP provided by the updates when reference rates currently in use are discontinued and replaced with alternative reference rates.